Subsequent events	9 Months Ended
Sep. 30, 2026
Subsequent Events [abstract]
Subsequent events
22.	Subsequent events

●	On October 13, 2026, the Company and Unbuzzd entered into a second loan amending agreement, effective July 31, 2026, under which the maturity date of the loan advanced by the Company to Unbuzzd (Note 1) was extended from July 31, 2026 to December 31, 2027, all mandatory interest payments were deferred to the maturity date, the Company’s post-default right to convert outstanding principal and accrued interest into Unbuzzd common shares at C$0.72 per post-consolidation share was preserved, specified prior payment defaults were waived, and payment of the retained royalty accrued or accruing through December 31, 2027 was deferred without interest.

●	On October 13, 2026, the Company and Unbuzzd entered into a warrant cancellation and release agreement under which the anti-dilution warrant certificate held by the Company (Note 1) was cancelled for consideration of C$1. On the same date the Board ratified an intellectual property transfer and assignment agreement among the Company, Lucid and Unbuzzd under which the intellectual property licensed to Unbuzzd was transferred to Unbuzzd for C$1, with the Company’s retained royalty preserved.

●	On October 15, 2026, the Company subscribed for 1,500,000 Unbuzzd common shares at C$0.20 per share, for an aggregate subscription price of C$300,000, under Unbuzzd’s non-brokered private placement of up to 15,000,000 common shares. The subscription closed on October 15, 2026. Following the placement, the Company held a 19.87% ownership interest in Unbuzzd.

●	On October 22, 2026, the Board approved the settlement of $17,400 owed to Christian Attar for legal services by the issuance of Class B Subordinate Voting Shares at a deemed price equal to the closing price on the Nasdaq on October 22, 2026. 7,665 Class B Subordinate Voting Shares were issued on October 26, 2026.

●	On November 9, 2026, the Company closed a non-brokered private placement of 26 Class A Multiple Voting Shares at a price of C$3.11 per Class A Multiple Voting Share, for aggregate gross proceeds of C$80.86. The Class A Multiple Voting Shares were issued to Xorax Family Trust, a trust of which the Company’s CEO and Executive Co-Chairman is a beneficiary, and Fortius Research and Trading Corp., a corporation controlled by a director of the Company. Following the placement, 68 Class A Multiple Voting Shares were outstanding.

●	Subsequent to September 30, 2026, the Company sold an aggregate of 166,666 Class B Subordinate Voting Shares under its at-the-market offering agreement with Rodman and Renshaw LLC, as sales agent, for gross proceeds of $503,471.